CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                               February 6, 2012



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


              Re: First Trust Exchange-Traded AlphaDEX(R) Fund II
                  -----------------------------------------------


Ladies and Gentlemen:


      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 6 and under the Investment Company Act of 1940, as amended, Amendment No. 7 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Funds").

      The Amendment reflects the cumulative revisions made to the registration statement in response to the Securities and Exchange Commission's comments received on November 17, 2011, December 21, 2011, January 24, 2012 and February 1, 2012.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By:  /s/ Morrison C. Warren
                                             -----------------------------------
                                             Morrison C. Warren

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess